Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2026
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended September 30, 2026
Revenue from healthcare services(1)	3,279,810	32,816	—	3,312,626	—	—	3,312,626
Revenue from healthcare products(1)	77,123	—	1,021,529	1,098,652	—	—	1,098,652
Revenue from contracts with customers(1)	3,356,933	32,816	1,021,529	4,411,278	—	—	4,411,278
Revenue from insurance contracts(1)	—	503,784	—	503,784	—	—	503,784
Revenue from lease contracts(1)	—	—	21,680	21,680	—	—	21,680
Revenue from external customers	3,356,933	536,600	1,043,209	4,936,742	—	—	4,936,742
Inter-segment revenue	134,997	—	408,229	543,226	(543,226)	—	—
Revenue	3,491,930	536,600	1,451,438	5,479,968	(543,226)	—	4,936,742
Costs of revenue	(2,628,106)	(514,316)	(1,017,136)	(4,159,558)	496,812	1,377	(3,661,369)
Research and development	—	—	(41,398)	(41,398)	—	—	(41,398)
Operating income (loss)	496,903	94	(32,430)	464,567	(46,413)	(34,065)	384,089
Interest							(81,459)
Income before income taxes							302,630
Depreciation and amortization	(234,281)	(193)	(117,882)	(352,356)	10,345	(13,790)	(355,801)
Impairment loss	(714)	—	(76,258)	(76,972)	—	(227)	(77,199)
Income (loss) from equity method investees	18,162	—	—	18,162	—	—	18,162
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	252,614	94	121,121	373,829	(53,027)	42,851	363,653

Three months ended September 30, 2025
Revenue from healthcare services(1)	3,211,730	7,939	—	3,219,669	—	—	3,219,669
Revenue from healthcare products(1)(2)	61,511	—	1,015,683	1,077,194	—	—	1,077,194
Revenue from contracts with customers(1)	3,273,241	7,939	1,015,683	4,296,863	—	—	4,296,863
Revenue from insurance contracts(1)	—	567,578	—	567,578	—	—	567,578
Revenue from lease contracts(1)	—	—	20,409	20,409	—	—	20,409
Revenue from external customers	3,273,241	575,517	1,036,092	4,884,850	—	—	4,884,850
Inter-segment revenue(2)	128,465	—	324,568	453,033	(453,033)	—	—
Revenue	3,401,706	575,517	1,360,660	5,337,883	(453,033)	—	4,884,850
Costs of revenue(2)	(2,564,750)	(579,371)	(942,765)	(4,086,886)	448,587	(4,333)	(3,642,632)
Research and development	—	—	(37,954)	(37,954)	—	206	(37,748)
Operating income (loss)(2)	419,474	(21,960)	86,652	484,166	(3,454)	(4,207)	476,505
Interest							(73,937)
Income before income taxes							402,568
Depreciation and amortization	(235,080)	(1,354)	(115,569)	(352,003)	10,358	(16,569)	(358,214)
Impairment loss	(257)	21	1,177	941	—	16	957
Income (loss) from equity method investees	46,672	—	—	46,672	—	—	46,672
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	143,797	117	131,338	275,252	(10,563)	14,763	279,452
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.

Segment and corporate information (continued)
in € K
		Value-Based	Care	Total	Inter-segment
	Care Delivery	Care	Enablement	Segment	eliminations	Corporate	Total
Nine months ended September 30, 2026
Revenue from healthcare services(1)	9,615,375	93,932	—	9,709,307	—	—	9,709,307
Revenue from healthcare products(1)	254,295	—	2,911,329	3,165,624	—	—	3,165,624
Revenue from contracts with customers(1)	9,869,670	93,932	2,911,329	12,874,931	—	—	12,874,931
Revenue from insurance contracts(1)	—	1,469,175	—	1,469,175	—	—	1,469,175
Revenue from lease contracts(1)	—	—	65,349	65,349	—	—	65,349
Revenue from external customers	9,869,670	1,563,107	2,976,678	14,409,455	—	—	14,409,455
Inter-segment revenue	394,142	—	1,144,812	1,538,954	(1,538,954)	—	—
Revenue	10,263,812	1,563,107	4,121,490	15,948,409	(1,538,954)	—	14,409,455
Costs of revenue	(7,769,544)	(1,461,024)	(2,849,727)	(12,080,295)	1,431,920	3,767	(10,644,608)
Research and development	—	—	(119,337)	(119,337)	—	—	(119,337)
Operating income (loss)	1,203,037	6,386	153,456	1,362,879	(107,034)	(119,706)	1,136,139
Interest							(242,994)
Income before income taxes							893,145
Depreciation and amortization	(697,412)	(1,048)	(355,708)	(1,054,168)	30,272	(42,965)	(1,066,861)
Impairment loss	(76,114)	—	(80,521)	(156,635)	—	(35,557)	(192,192)
Income (loss) from equity method investees	18,228	—	—	18,228	—	—	18,228
Total assets(1)	42,136,948	642,093	13,933,863	56,712,904	(36,532,670)	11,268,977	31,449,211
thereof investment in equity method investees(1)	678,318	—	—	678,318	—	—	678,318
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	706,814	235	351,498	1,058,547	(129,046)	102,216	1,031,717

Nine months ended September 30, 2025
Revenue from healthcare services(1)	9,669,848	51,486	—	9,721,334	—	—	9,721,334
Revenue from healthcare products(1)(2)	193,944	—	3,020,787	3,214,731	—	—	3,214,731
Revenue from contracts with customers(1)	9,863,792	51,486	3,020,787	12,936,065	—	—	12,936,065
Revenue from insurance contracts(1)	—	1,559,217	—	1,559,217	—	—	1,559,217
Revenue from lease contracts(1)	—	—	62,735	62,735	—	—	62,735
Revenue from external customers	9,863,792	1,610,703	3,083,522	14,558,017	—	—	14,558,017
Inter-segment revenue(2)	365,425	—	991,913	1,357,338	(1,357,338)	—	—
Revenue	10,229,217	1,610,703	4,075,435	15,915,355	(1,357,338)	—	14,558,017
Costs of revenue(2)	(7,907,680)	(1,558,685)	(2,788,045)	(12,254,410)	1,339,193	(2,243)	(10,917,460)
Research and development	—	—	(119,552)	(119,552)	—	206	(119,346)
Operating income (loss)(2)	1,085,873	(27,553)	269,976	1,328,296	(17,153)	(77,965)	1,233,178
Interest							(229,403)
Income before income taxes							1,003,775
Depreciation and amortization	(739,402)	(4,030)	(339,443)	(1,082,875)	30,600	(50,567)	(1,102,842)
Impairment loss	(17,336)	(2,171)	(4,522)	(24,029)	—	16	(24,013)
Income (loss) from equity method investees	139,680	—	—	139,680	—	—	139,680
Total assets(1)	40,572,794	584,495	14,377,779	55,535,068	(35,992,145)	11,344,082	30,887,005
thereof investment in equity method investees(1)	751,181	—	—	751,181	—	—	751,181
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	531,282	315	357,161	888,758	(31,342)	26,738	884,154
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.